TANGIBLE EQUITY UNITS - Carrying Value of TEUs (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Mar. 05, 2020
Tangible Equity Units [Abstract]
Amortizing Notes	$ 70.4	$ 123.4	$ 171.5
Purchase Contracts	1,218.1	1,263.7	835.4
Net proceeds on issuance	1,288.5	1,387.1	$ 1,006.9
Less: Current portion of Amortizing Notes	(56.9)	(59.2)
Tangible equity units	$ 1,231.6	$ 1,327.9